Note 5 - Stockholders' Equity - Schedule of Warrants (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 02, 2023
Class of Warrant or Right, Outstanding	2,362,937	2,103,813
Warrants 2020 [Member]
Class of Warrant or Right, Outstanding		8,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 6.21
Unit Warrants 2020 [Member]
Class of Warrant or Right, Outstanding		159,781
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 75
Representative Warrants 2020 [Member]
Class of Warrant or Right, Outstanding		8,534
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 82.5
Representative Warrants 2021 [Member]
Class of Warrant or Right, Outstanding		4,800
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 103.13
Warrants 2021 [Member]
Class of Warrant or Right, Outstanding		6,668
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 195
December 2023 Warrant [Member]
Class of Warrant or Right, Outstanding		507,032	507,032
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ (0)	$ 6.21
January 2022 and May 2022 Warrants [Member]
Class of Warrant or Right, Outstanding		1,408,998	1,408,998
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 6.21	$ 6.21